Form N-1A Cover	Mar. 26, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Document Effective Date	Mar. 30, 2026
Entity Central Index Key	0001644419
Document Creation Date	Mar. 26, 2026
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Prospectus Date	Mar. 30, 2026